Results Related to Derecognition of Financial Liabilities (Tables)	6 Months Ended
Jun. 30, 2024
Results Related to Derecognition of Financial Liabilities
Schedule of results related to derecognition of financial liabilities

	Six month period
	ended June 30,
	2024	2023
	€1.000	€1.000

Gain on waiver of Amylon convertible loans	—	509
	—	509